Columbia Intrinsic Value Fund
First Quarter Report
August 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Intrinsic Value Fund, August 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 7.8%
Entertainment 2.0%
Walt Disney Co. (The)	432,970	51,254,988
Interactive Media & Services 3.8%
Alphabet, Inc., Class A	456,600	97,214,706
Media 0.8%
Comcast Corp., Class A	637,100	21,642,287
Wireless Telecommunication Services 1.2%
T-Mobile US, Inc.	125,700	31,675,143
Total Communication Services		201,787,124
Consumer Discretionary 4.0%
Hotels, Restaurants & Leisure 1.8%
Las Vegas Sands Corp.	809,600	46,657,248
Specialty Retail 0.8%
Gap, Inc. (The)	922,900	20,313,029
Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc., Class B	473,800	36,657,906
Total Consumer Discretionary		103,628,183
Consumer Staples 8.6%
Beverages 1.6%
Coca-Cola Co. (The)	619,000	42,704,810
Consumer Staples Distribution & Retail 2.8%
Walmart, Inc.	748,000	72,541,040
Household Products 2.0%
Procter & Gamble Co. (The)	326,500	51,273,560
Tobacco 2.2%
Philip Morris International, Inc.	340,800	56,957,904
Total Consumer Staples		223,477,314
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.3%
Oil, Gas & Consumable Fuels 6.3%
EOG Resources, Inc.	244,000	30,456,080
EQT Corp.	489,900	25,396,416
Exxon Mobil Corp.	629,400	71,934,126
Valero Energy Corp.	225,500	34,278,255
Total		162,064,877
Total Energy		162,064,877
Financials 22.3%
Banks 9.0%
Citigroup, Inc.	606,900	58,608,333
JPMorgan Chase & Co.	357,700	107,817,934
M&T Bank Corp.	151,700	30,591,822
PNC Financial Services Group, Inc. (The)	172,525	35,788,586
Total		232,806,675
Capital Markets 6.9%
Bank of New York Mellon Corp. (The)	506,800	53,518,080
Goldman Sachs Group, Inc. (The)	65,500	48,813,875
Intercontinental Exchange, Inc.	211,800	37,403,880
Morgan Stanley	266,800	40,148,064
Total		179,883,899
Financial Services 3.7%
Berkshire Hathaway, Inc., Class B(a)	137,600	69,210,048
MasterCard, Inc., Class A	43,500	25,895,115
Total		95,105,163
Insurance 2.7%
Chubb Ltd.	141,900	39,032,433
Marsh & McLennan Companies, Inc.	147,200	30,295,232
Total		69,327,665
Total Financials		577,123,402
Health Care 11.7%
Biotechnology 2.1%
BioMarin Pharmaceutical, Inc.(a)	322,500	18,792,075
Vertex Pharmaceuticals, Inc.(a)	89,100	34,839,882
Total		53,631,957

Columbia Intrinsic Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intrinsic Value Fund, August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	966,300	23,857,947
Zimmer Biomet Holdings, Inc.	258,800	27,458,680
Total		51,316,627
Health Care Providers & Services 3.4%
Cigna Group (The)	125,700	37,819,359
Tenet Healthcare Corp.(a)	108,096	19,925,336
UnitedHealth Group, Inc.	96,800	29,995,416
Total		87,740,111
Life Sciences Tools & Services 1.7%
Thermo Fisher Scientific, Inc.	91,000	44,837,520
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	728,900	34,389,502
Merck & Co., Inc.	373,200	31,393,584
Total		65,783,086
Total Health Care		303,309,301
Industrials 15.7%
Aerospace & Defense 3.9%
Boeing Co. (The)(a)	236,600	55,525,288
Northrop Grumman Corp.	77,400	45,669,096
Total		101,194,384
Air Freight & Logistics 1.0%
FedEx Corp.	109,600	25,325,272
Building Products 1.3%
Trane Technologies PLC	79,000	32,832,400
Electrical Equipment 1.8%
nVent Electric PLC	511,500	46,234,485
Ground Transportation 1.4%
Norfolk Southern Corp.	131,800	36,901,364
Industrial Conglomerates 1.0%
3M Co.	161,400	25,102,542
Machinery 5.3%
Cummins, Inc.	84,300	33,588,492
Ingersoll Rand, Inc.	399,100	31,700,513
Common Stocks (continued)
Issuer	Shares	Value ($)
Parker-Hannifin Corp.	49,100	37,284,085
Stanley Black & Decker, Inc.	462,800	34,381,412
Total		136,954,502
Total Industrials		404,544,949
Information Technology 11.0%
Electronic Equipment, Instruments & Components 2.0%
Corning, Inc.	782,900	52,477,787
IT Services 1.4%
EPAM Systems, Inc.(a)	204,759	36,111,297
Semiconductors & Semiconductor Equipment 4.1%
Broadcom, Inc.	119,600	35,567,844
Lam Research Corp.	512,000	51,276,800
Qorvo, Inc.(a)	205,268	18,617,808
Total		105,462,452
Software 2.3%
BILL Holdings, Inc.(a)	411,200	19,087,904
Microsoft Corp.	81,200	41,143,228
Total		60,231,132
Technology Hardware, Storage & Peripherals 1.2%
Dell Technologies, Inc.	253,600	30,977,240
Total Information Technology		285,259,908
Materials 3.4%
Chemicals 3.4%
Linde PLC	100,800	48,211,632
LyondellBasell Industries NV, Class A	348,800	19,654,880
PPG Industries, Inc.	173,100	19,253,913
Total		87,120,425
Total Materials		87,120,425
Real Estate 3.7%
Health Care REITs 2.5%
Healthpeak Properties, Inc.	1,407,500	25,250,550
Welltower, Inc.	235,200	39,579,456
Total		64,830,006
Specialized REITs 1.2%
Equinix, Inc.	38,100	29,953,839
Total Real Estate		94,783,845
Columbia Intrinsic Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intrinsic Value Fund, August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 4.5%
Electric Utilities 3.1%
Entergy Corp.	476,300	41,957,267
Xcel Energy, Inc.	542,200	39,249,858
Total		81,207,125
Multi-Utilities 1.4%
Ameren Corp.	355,900	35,511,702
Total Utilities		116,718,827
Total Common Stocks (Cost $1,500,883,950)		2,559,818,155

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(b),(c)	24,573,811	24,566,439
Total Money Market Funds (Cost $24,565,025)		24,566,439
Total Investments in Securities (Cost: $1,525,448,975)		2,584,384,594
Other Assets & Liabilities, Net		2,282,493
Net Assets		2,586,667,087
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	25,820,838	105,618,830	(106,873,202)	(27)	24,566,439	(979)	289,955	24,573,811
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Intrinsic Value Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT138_05_R01_(10/25)